Pension and Other Postretirement Benefits - Amounts Recognized in Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Amounts recognized in the balance sheets:
Accrued benefit liability (noncurrent)	$ (105,230)	$ (122,627)
Pension Benefits [Member]
Amounts recognized in the balance sheets:
Prepaid benefit cost	7,219	5,689
Accrued benefit liability (current)	(3,173)	(3,628)
Accrued benefit liability (noncurrent)	(74,879)	(85,646)
Net funded status	(70,833)	(83,585)
Other Benefits [Member]
Amounts recognized in the balance sheets:
Accrued benefit liability (current)	(1,962)	(2,188)
Accrued benefit liability (noncurrent)	(30,351)	(36,981)
Net funded status	$ (32,313)	$ (39,169)